Net Loss Per Share (Tables)	3 Months Ended
Jan. 02, 2021
Weighted Average Number of Shares Outstanding Reconciliation [Abstract]
Summary Of Reconciles Basic Weighted Average Common Shares Outstanding To Diluted Weighted Average Common Shares Outstanding
The table below reconciles basic weighted average common shares outstanding to diluted weighted average common shares outstanding:

	Three months ended
	January 2, 2021	December 28, 2019
Weighted average common shares outstanding, used for basic computation	176,989,755	156,500,000
Plus: Incremental shares of potentially dilutive securities	—	—

Weighted average number of common and dilutive potential common shares outstanding	176,989,755	156,500,000